Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Schedule of revenue

For the year ended December 31, 2021	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Software license	$—	$—	$190,574	$190,574
Software-as-a-service	210,376	2,424,228	—	2,634,604
Managed services	—	—	934,257	934,257
Maintenance	—	—	363,697	363,697
Services and other	—	—	28,473	28,473
	$210,376	$2,424,228	$1,517,001	$4,151,605

For the year ended December 31, 2020	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Software license	$—	$142,600	$—	$142,600
Software-as-a-service	—	2,136,214	—	2,136,214
Managed services	—	—	—	—
Maintenance	—	—	—	—
Services and other	—	—	—	—
	$—	$2,278,814	$—	$2,278,814

For the year ended December 31, 2019	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Software license	$—	$587,750	$—	$587,750
Software-as-a-service	—	1,793,987	—	1,793,987
Managed services	—	—	—	—
Maintenance	—	—	—	—
Services and other	—	—	—	—
	$—	$2,381,737	$—	$2,381,737

Schedule of revenue recognized point in time and over time

For the year ended December 31, 2021	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Point in time	$—	$—	$219,047	$219,047
Over time	210,376	2,424,228	1,297,954	3,932,558
	$210,376	$2,424,228	$1,517,001	$4,151,605

For the year ended December 31, 2020	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Point in time	$—	$142,600	$—	$142,600
Over time	—	2,136,214	—	2,136,214
	$—	$2,278,814	$—	$2,278,814

For the year ended December 31, 2019	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Point in time	$—	$587,750	$—	$587,750
Over time	—	1,793,987	—	1,793,987
	$—	$2,381,737	$—	$2,381,737

Schedule of contract assets and liabilities

	2021	2020

Accounts receivable, net of allowance for credit losses	$930,795	$324,302
Unbilled revenue (reported in accounts receivable)	162,760	31,610
Contract assets	147,913	275,337
Contract liabilities	(1,205,058)	(406,508)